Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 56,172	$ 14,122
Additions		43,046
Ending Balance	171,891	56,172
Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	57,696	14,650
Additions	117,522	43,046
Ending Balance	175,218	57,696
Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,524	528
Additions	1,803	996
Ending Balance	3,327	1,524
Land [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,558	1,558
Additions	1,649
Ending Balance	3,207	1,558
Building structures [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	11,518	2,761
Additions	5,417	2,723
Transfers	4,717	6,034
Ending Balance	21,652	11,518
Building structures [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	433	120
Additions	751	313
Ending Balance	1,184	433
Furniture and equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	134	63
Additions	542	71
Ending Balance	676	134
Furniture and equipment [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	43	18
Additions	78	25
Ending Balance	121	43
Computer equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	148	88
Additions	316	60
Ending Balance	464	148
Computer equipment [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	75	36
Additions	94	39
Ending Balance	169	75
Security equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	886	474
Additions	99	412
Ending Balance	985	886
Security equipment [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	196	60
Additions	188	136
Ending Balance	384	196
Production equipment [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,481	2,106
Additions	2,342	375
Ending Balance	4,823	2,481
Production equipment [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	431	103
Additions	465	328
Ending Balance	896	431
Road [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	137	137
Ending Balance	137	137
Road [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	10	5
Additions	7	5
Ending Balance	17	10
Leasehold improvements [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,497	1,429
Additions	87	68
Ending Balance	1,584	1,497
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	336	186
Additions	174	150
Ending Balance	510	336
Equipment under finance lease [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance
Ending Balance	171
Equipment under finance lease [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions	217
Ending Balance	217
Equipment under finance lease [member] | Accumulated depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
Additions	46
Ending Balance	46
Construction in progress [member] | Cost [member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	39,337	6,034
Additions	106,853	39,337
Transfers	(4,717)	(6,034)
Ending Balance	$ 141,473	$ 39,337